Subsequent Events (Details) $ / shares in Units, ₪ in Millions, $ in Millions	1 Months Ended
	Aug. 16, 2018 $ / shares shares	Apr. 11, 2018 USD ($)	Apr. 11, 2018 ILS (₪)	Mar. 01, 2018 USD ($)
Subsequent Events (Textual)
Line of credit or loan amount		$ 1.5	₪ 5.5	$ 3.0
Subsequent event [Member]
Subsequent Events (Textual)
Warrants maturity term	5 years
Warrants to purchase of ordinary shares	54,620
Warrants exercise price | $ / shares	$ 5.75
Issued and sold ordinary shares	728,262